UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: June 30, 2003.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael Tempest
Title:     Chief Investment Officer
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael Tempest     Salt Lake City, Utah     July 21, 2003



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       56
Form 13F Information Table Value Total:	      288,201,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN  AUTH

Berkshire Hathaway      B       084670207      16,731     6,885   Sole   None
Costco Wholesale Corp.          22160K105      15,697   428,888   Sole   None
PepsiCo, Inc.                   713448108      11,930   268,089   Sole   None
Pfizer, Inc                     717081103      11,302   330,960   Sole   None
Walgreen Company                931422109      10,864   360,935   Sole   None
Viacom Inc.             B       925524308      10,538   241,365   Sole   None
Johnson & Johnson               478160104      10,032   194,048   Sole   None
Washington Mutual               939322103       9,999   242,102   Sole   None
Ace Ltd.                        004644100       9,842   287,016   Sole   None
Microsoft Corp.                 594918104       9,793   381,949   Sole   None
Wells Fargo & Co.               949746101       9,575   189,976   Sole   None
Health Mgmt Assoc               421933102       9,289   503,491   Sole   None
Rent A Center                   76009N100       8,170   107,763   Sole   None
Intuit                          461202103       7,938   177,977   Sole   None
Cendant                         151313103       7,642   417,139   Sole   None
Comcast Corp.           A       200300200       7,588   261,750   Sole   None
United Technologies             913017109       7,478   105,581   Sole   None
Yum Brands Inc.                 895953107       7,355   248,803   Sole   None
Liberty Media                   530718105       6,988   604,526   Sole   None
General Electric                369604103       6,510   226,970   Sole   None
Lincare Holdings Inc            532791100       6,392   202,204   Sole   None
American Standard               029712106       6,275    84,877   Sole   None
ConocoPhillips                  20825C104       6,247   113,988   Sole   None
Medtronic Inc.                  585055106       6,185   128,928   Sole   None
Home Depot                      437076102       6,091   183,919   Sole   None
Estee Lauder Company            518439104       6,071   181,060   Sole   None
Merck & Company, Inc.           589331107       5,988    98,895   Sole   None
Alliant Techsystems Inc.        018804104       5,892   113,497   Sole   None
Polaris Industries              731068102       5,870    95,600   Sole   None
Cisco Systems                   17275R102       5,802   345,550   Sole   None
Triad Hospitals                 89579K109       5,564   224,191   Sole   None
Parker-Hannifin                 701094104       5,047   120,207   Sole   None
Darden Restaurants              237194105       4,485   236,313   Sole   None
Berkshire Hathaway      A       084670108       4,060        56   Sole   None
General Dynamics                369550108         939    12,958   Sole   None
First American Corp             318522307         926    35,130   Sole   None
Brown & Brown                   115236101         857    26,375   Sole   None
EchoStar Comm. Corp.            278762109         834    24,090   Sole   None
Corinthian Colleges             218868107         795    16,450   Sole   None
Textron Inc.                    883203101         758    19,415   Sole   None
Dollar Tree Stores Inc.         256747106         711    22,380   Sole   None
Biomet, Inc                     090613100         707    24,625   Sole   None
RenassanceRe Hldg.              G7496G103         701    15,400   Sole   None
Meritage Corp.                  59001A102         667    13,550   Sole   None
Advance Auto Parts              00751Y106         633    10,388   Sole   None
Leap Frog Enterprises Inc.      52186N106         625    19,645   Sole   None
Coach Inc.                      189754104         589    11,850   Sole   None
Patterson Dental Corp.          703412106         563    12,400   Sole   None
Sun Microsystems                866810104         541   116,316   Sole   None
Energizer Holdings Inc.         29266R108         514    16,375   Sole   None
Sunrise Assisted Living         86768K106         442    19,730   Sole   None
Sonic Corp.                     835451105         395    15,563   Sole   None
Gillette Company                375766102         274     8,600   Sole   None
Procter and Gamble Co.          742718109         262     2,937   Sole   None
BP plc                          055622104         234     5,558   Sole   None
OneCap                          68243P108           6    10,000   Sole   None

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